Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
The Group has adopted a comprehensive risk management system to manage various risks that it faces, including financial risks, operational risks, compliance risks, public opinion risks, risks associated with stability of information technology systems, cybersecurity risks and supplier management risks. Cybersecurity risk management is a core component of the Group’s overall risk management framework
. The Group has established an array of risk management procedures to identify, assess and manage such risks, including risk identification, risk assessment, risk control and risk monitoring. The Group has also implemented procedural design, evaluation mechanism as well as risk grading and liability assessment mechanism to enhance its risk management. Set forth below are measures that the Group undertakes to manage cybersecurity risks.
Cybersecurity Safeguard Committee
The Group has formed a Cybersecurity
Safeguard Committee
, which is led by its management and comprised of personnel from its legal department, internal audit, cybersecurity department and various business departments, to carry out cybersecurity risk management. The cybersecurity department is an independent department under the Group’s platform business division dedicated to managing cybersecurity risks. The cybersecurity department is composed of different working groups specialized in network security, terminal security, data security, privacy compliance, security development and security operation.
Internal Policies and Procedures
The Group has established a three-tiered cybersecurity governance structure, encompassing decision-making, supervision, and implementation, and adopted four-level cybersecurity governance policies, with reference to international and industry cybersecurity standards, such as ISO27001 and ISO27701, as well as the requirements of classified cybersecurity protection and other regulatory requirements. The four-level cybersecurity governance policies include:

•
First level: FTA Cybersecurity Safeguard Committee Charter, which is a guiding policy that sets forth the Group’s principles and objectives of network security, data security and privacy protection and outlines the communication and organizational structure for the Group’s cybersecurity management

•
Second level: management policies and technical control measures across five areas – cybersecurity system management, cybersecurity organizational management, cybersecurity personnel management, cybersecurity construction management, and cybersecurity operation and maintenance management

•	Third level: procedures, processes and implementation guidelines

•	Fourth level: records, forms and log entries that document system operation
The Group has also adopted a series of policies and measures on how to prevent, identify, assess and remediate risks from cybersecurity threats:

•
Prevention: The Group implements a Secure Development Lifecycle Management Process (SDL) to prevent cybersecurity threats throughout the product development cycle. At pre-development
stage, professional cybersecurity personnel performs cybersecurity assessment. During the product development phase, professional cybersecurity personnel ensures that the security coding standards be observed and provides Q&A support for secure development. At product testing stage, the new product needs to undergo various testing including baseline, black box and gray box testing (such as SQL, XSS, jar and privilege escalation checks) and white box testing. At product launch stage, the new product also needs to undergo manual penetration testing, API interface scanning tests and external threat detection.

•
Identification: The Group has adopted various safety measures to ensure timely discovery of and response to cyberattacks, including real-time traffic log monitoring, host-based vulnerability scanning, privilege escalation checks, baseline detection, host-based intrusion detection systems (HIDS), firewalls (FW), Web Application Firewall (WAF), Anti-DDoS, bastion hosts, log auditing, Security Operations Center (SOC) awareness and API interface checks.

•
Assessment: The Group has formulated the FTA Data Security Risk Assessment Guide and related procedures that utilize scientific measures to systematically analyze the cybersecurity risks faced by the Group and propose effective measures to prevent, control and address such risks so as to maximize cybersecurity protection.

•	Contingency: The Group has also adopted the following internal policies and procedures to manage cybersecurity incidents:

•
FTA Security Vulnerability and Compliance Risk Management Standards, which set out procedures to handle cybersecurity vulnerabilities, emergency situations and security compliance risks in a timely, accurate, and compliant manner, in order to mitigate potential harm.

•
FTA Information Security Incident Management Procedures and FTA Information Security Emergency Response Policies, which set out the reporting, reaction and handling mechanism for cybersecurity incidents in order to minimize losses caused by cybersecurity incidents and reinforce business continuity
.

•	FTA Backup and Recovery Management Procedures, which require regular data backup and recovery drills to ensure the continuity of business operations in cases of significant disasters or accidents .
Technical Measures
The Group has implemented various technical measures, such as real-time traffic log monitoring, host-based vulnerability scanning, transmission encryption and authentication, and FW, in order to timely identify and address cybersecurity threats and protect the security, availability, processing integrity, confidentiality and privacy of its information technology systems and data stored in its systems. For more details on the Group’s data protection measures, see “Item 4. Information on the Company—B. Business Overview—Personal Data and Privacy.”
Engagement of Third-Party Service Providers
The Group has engaged independent auditors and consulting firms to conduct independent audits and assessments on and provide consultancy services for its compliance with the internal control requirements under the Sarbanes-Oxley Act of 2002, and IT general controls (ITGC) is an important part of it. ITGC audits and consultancy cover cybersecurity, including information technology governance, information security (network and data security), access controls, system change management and operation maintenance management.
In addition, to comply with the requirements under the Cybersecurity Law and Data Security Law and enhance the security of the Group’s information technology systems, it has engaged third-party agencies to perform classifications, filings, assessments and rectifications for hierarchical cybersecurity protection on a periodic basis. The Group obtained the
Two-Star
Recognition of Personal Information Protection Impact Assessment from the China Academy of Information and Communications Technology and Certificate for Classified Cybersecurity Protection.
The Group has adopted third-party security assessment procedures and data outflow control procedures to manage risks from cybersecurity threats associated with its use of any third-party service provider. The Group performs security assessments on third parties that provide information technology systems to it or have access to its data by assessing their basic data security capabilities, information security compliance and application security vulnerabilities
. All data outbound transfers to third parties require internal approval, and upon approval, data shall be transmitted externally via email or other traceable means and highly sensitive data shall be transmitted in a virtual machine environment.
The Group enters into a Data Security Confidentiality Agreement with third-party suppliers before engaging them to stipulate the cybersecurity responsibilities of such third parties and remediation measures to be taken in the event of cybersecurity incidents. When data are transmitted through API interfaces, the Group monitors the sensitivity and volume of data involved in API calls and the authority of interfaces through API interface monitoring applications.
For third-party developers, the Group has adopted External Consultant Engagement and Daily Management Standards to set out the engagement process of third-party developers and related information security matters.

Risks from Cybersecurity Threats
As the Group generates and processes a large amount of data through the FTA platform and rely on its information technology systems for its business operations, it faces risks associated with cybersecurity threats. For more details, see “Item 4. Information on the Company—D. Risk Factors—Risks Relating to Our Business and Industry—The Group’s business is subject to complex and evolving PRC laws and regulations relating to cybersecurity and data security”; “—The Group’s business generates, collects, stores and processes a large amount of data, which include sensitive personal information and may include data that may be deemed core data or material data. The improper processing of such data by the Group, its employees or business partners could materially and adversely affect the Group’s reputation
, business, results of operations and financial condition”; and “—Any significant disruption in the Group’s mobile apps and information technology systems, including events beyond the Group’s control, could prevent the Group from offering its solutions and services or reduce their attractiveness.”
Cybersecurity Governance
Management
The Group’s management is informed about and monitors the prevention, detection, mitigation, and remediation of cybersecurity risks and incidents primarily through (i) Cybersecurity Safeguard Committee, (ii) cybersecurity, legal and internal audit departments, and (iii) review and approval of cybersecurity-related policies and procedures.
Cybersecurity Safeguard
Committee
The Group’s Cybersecurity Safeguard Committee, led by its management, is in charge of cybersecurity risk management, including assessing and managing material risks from cybersecurity threats, as well as prevention (through implementation of policies and cybersecurity awareness training), detection, mitigation and remediation of cybersecurity incidents. The committee reports its cybersecurity work to the management through periodic meetings. The committee is co-led
by the head of the Group’s platform business division, Mr. Xue Bi, and its Chief Public Affairs and Risk Officer, Mr. Kai Shen.
Prior to joining the Group, Mr. Xue served at Alibaba Group and gained extensive experience in business risk governance. Mr. Xue currently leads the Group’s platform business division and has established a cybersecurity and data security risk management framework, focusing on enhancing the Group’s cybersecu-rity governance and technical capabilities, including network perimeter protection, data security, and privacy compliance. Mr. Xue has driven the integration of security with business operations, and, by aligning security architecture with business scenarios, has developed a risk governance framework tailored to the Group’s business characteristics, enabling a balance between risk control and business growth.
Mr. Shen is experienced in corporate risk management, legal compliance and internal audit. Mr. Shen has served as our chief public affairs and risk officer since April 2025, and is in charge of corporate risk management framework, legal compliance matters, and government public relations strategy. Mr. Shen previously served as our chief risk officer and general counsel since October 2019. Prior to joining the Group, Mr. Shen served at Alibaba Group from February 2011 to October 2019 with his last position as a senior legal director. With respect to cybersecurity management, Mr. Shen currently leads the Group’s legal and internal audit departments to interpret and review cybersecurity-related laws, regulations and policies, and perform internal audits on the implementation of cybersecurity-related policies and procedures.
Cybersecurity, Legal and Internal Audit Departments
The Group’s cybersecurity, legal and internal audit departments also perform different functions with respect to cybersecurity management. The legal department is responsible for interpreting cybersecurity-related laws and regulations and reviewing cybersecurity-related internal policies. The internal audit department is responsible for internal audits on the implementation of cybersecurity-related policies and procedures.
The internal audit department and the legal department jointly report to the Group’s Chief Public Affairs and Risk Officer. The cybersecurity department is responsible for formulating and implementing cybersecurity-related policies and procedures, and reports to the head of the Group’s platform business division and leaders of the Cybersecurity Safeguard Committee.

Policy Review and Approval
All cybersecurity-related internal policies shall be reviewed and approved by the management personnel in charge of the proposing department as well as the Chief Executive Officer or the President prior to adoption.
Based on information obtained through such channels, the Group’s management makes assessments of cybersecurity risks and incidents and reports the nature, origin and potential impact of cybersecurity risks and incidents to the board of directors based on an assessment of materiality so that the board can learn about material cybersecurity risks and incidents on a timely basis and make decisions accordingly. In addition, to keep the board regularly informed about cybersecurity matters, the management makes periodic reports to the board on cybersecurity risk management and governance at board meetings, have live discussions with the board and address their questions.
Board of Directors
Our board of directors is responsible for and engaged in the oversight of our continuous efforts in monitoring, assessing and managing the risks associated with cybersecurity threats or incidents. The board reviews reports from management on material cybersecurity risks and incidents and discusses remediation plans with the management
. At board meetings, the board also hears period reports from the management on cybersecurity risk management and governance and have follow-up
discussions with the management. The management regularly reports to the board on material cybersecurity management progress, cybersecurity risks and response plans and progress. The management is also responsible for promptly reporting material cybersecurity incidents to the board as they arise.
In addition, our
audit committee
is responsible for risk assessment and risk management, including risks relating to cybersecurity threats or incidents. The responsibilities of our audit committee include discussing policies with respect to risk assessment and risk management periodically with the management, internal auditors, and independent auditors, and our plans or processes to monitor, control and minimize such risks and exposures.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
The Group has adopted a comprehensive risk management system to manage various risks that it faces, including financial risks, operational risks, compliance risks, public opinion risks, risks associated with stability of information technology systems, cybersecurity risks and supplier management risks. Cybersecurity risk management is a core component of the Group’s overall risk management framework
. The Group has established an array of risk management procedures to identify, assess and manage such risks, including risk identification, risk assessment, risk control and risk monitoring. The Group has also implemented procedural design, evaluation mechanism as well as risk grading and liability assessment mechanism to enhance its risk management. Set forth below are measures that the Group undertakes to manage cybersecurity risks.
Cybersecurity Safeguard Committee
The Group has formed a Cybersecurity
Safeguard Committee
, which is led by its management and comprised of personnel from its legal department, internal audit, cybersecurity department and various business departments, to carry out cybersecurity risk management. The cybersecurity department is an independent department under the Group’s platform business division dedicated to managing cybersecurity risks. The cybersecurity department is composed of different working groups specialized in network security, terminal security, data security, privacy compliance, security development and security operation.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As the Group generates and processes a large amount of data through the FTA platform and rely on its information technology systems for its business operations, it faces risks associated with cybersecurity threats. For more details, see “Item 4. Information on the Company—D. Risk Factors—Risks Relating to Our Business and Industry—The Group’s business is subject to complex and evolving PRC laws and regulations relating to cybersecurity and data security”; “—The Group’s business generates, collects, stores and processes a large amount of data, which include sensitive personal information and may include data that may be deemed core data or material data. The improper processing of such data by the Group, its employees or business partners could materially and adversely affect the Group’s reputation
, business, results of operations and financial condition”; and “—Any significant disruption in the Group’s mobile apps and information technology systems, including events beyond the Group’s control, could prevent the Group from offering its solutions and services or reduce their attractiveness.”
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our board of directors is responsible for and engaged in the oversight of our continuous efforts in monitoring, assessing and managing the risks associated with cybersecurity threats or incidents. The board reviews reports from management on material cybersecurity risks and incidents and discusses remediation plans with the management
. At board meetings, the board also hears period reports from the management on cybersecurity risk management and governance and have follow-up
discussions with the management. The management regularly reports to the board on material cybersecurity management progress, cybersecurity risks and response plans and progress. The management is also responsible for promptly reporting material cybersecurity incidents to the board as they arise.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	audit committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	our
audit committee
is responsible for risk assessment and risk management, including risks relating to cybersecurity threats or incidents. The responsibilities of our audit committee include discussing policies with respect to risk assessment and risk management periodically with the management, internal auditors, and independent auditors, and our plans or processes to monitor, control and minimize such risks and exposures.
Cybersecurity Risk Role of Management [Text Block]	The Group has established a three-tiered cybersecurity governance structure, encompassing decision-making, supervision, and implementation, and adopted four-level cybersecurity governance policies, with reference to international and industry cybersecurity standards, such as ISO27001 and ISO27701, as well as the requirements of classified cybersecurity protection and other regulatory requirements. The four-level cybersecurity governance policies include:

•
First level: FTA Cybersecurity Safeguard Committee Charter, which is a guiding policy that sets forth the Group’s principles and objectives of network security, data security and privacy protection and outlines the communication and organizational structure for the Group’s cybersecurity management

•
Second level: management policies and technical control measures across five areas – cybersecurity system management, cybersecurity organizational management, cybersecurity personnel management, cybersecurity construction management, and cybersecurity operation and maintenance management

•	Third level: procedures, processes and implementation guidelines

•	Fourth level: records, forms and log entries that document system operation
The Group has also adopted a series of policies and measures on how to prevent, identify, assess and remediate risks from cybersecurity threats:

•
Prevention: The Group implements a Secure Development Lifecycle Management Process (SDL) to prevent cybersecurity threats throughout the product development cycle. At pre-development
stage, professional cybersecurity personnel performs cybersecurity assessment. During the product development phase, professional cybersecurity personnel ensures that the security coding standards be observed and provides Q&A support for secure development. At product testing stage, the new product needs to undergo various testing including baseline, black box and gray box testing (such as SQL, XSS, jar and privilege escalation checks) and white box testing. At product launch stage, the new product also needs to undergo manual penetration testing, API interface scanning tests and external threat detection.

•
Identification: The Group has adopted various safety measures to ensure timely discovery of and response to cyberattacks, including real-time traffic log monitoring, host-based vulnerability scanning, privilege escalation checks, baseline detection, host-based intrusion detection systems (HIDS), firewalls (FW), Web Application Firewall (WAF), Anti-DDoS, bastion hosts, log auditing, Security Operations Center (SOC) awareness and API interface checks.

•
Assessment: The Group has formulated the FTA Data Security Risk Assessment Guide and related procedures that utilize scientific measures to systematically analyze the cybersecurity risks faced by the Group and propose effective measures to prevent, control and address such risks so as to maximize cybersecurity protection.

•	Contingency: The Group has also adopted the following internal policies and procedures to manage cybersecurity incidents:

•
FTA Security Vulnerability and Compliance Risk Management Standards, which set out procedures to handle cybersecurity vulnerabilities, emergency situations and security compliance risks in a timely, accurate, and compliant manner, in order to mitigate potential harm.

•
FTA Information Security Incident Management Procedures and FTA Information Security Emergency Response Policies, which set out the reporting, reaction and handling mechanism for cybersecurity incidents in order to minimize losses caused by cybersecurity incidents and reinforce business continuity
.

•	FTA Backup and Recovery Management Procedures, which require regular data backup and recovery drills to ensure the continuity of business operations in cases of significant disasters or accidents .

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The Group has formed a Cybersecurity
Safeguard Committee
, which is led by its management and comprised of personnel from its legal department, internal audit, cybersecurity department and various business departments, to carry out cybersecurity risk management. The cybersecurity department is an independent department under the Group’s platform business division dedicated to managing cybersecurity risks. The cybersecurity department is composed of different working groups specialized in network security, terminal security, data security, privacy compliance, security development and security operation.
The Group’s Cybersecurity Safeguard Committee, led by its management, is in charge of cybersecurity risk management, including assessing and managing material risks from cybersecurity threats, as well as prevention (through implementation of policies and cybersecurity awareness training), detection, mitigation and remediation of cybersecurity incidents. The committee reports its cybersecurity work to the management through periodic meetings. The committee is co-led
by the head of the Group’s platform business division, Mr. Xue Bi, and its Chief Public Affairs and Risk Officer, Mr. Kai Shen.
Prior to joining the Group, Mr. Xue served at Alibaba Group and gained extensive experience in business risk governance. Mr. Xue currently leads the Group’s platform business division and has established a cybersecurity and data security risk management framework, focusing on enhancing the Group’s cybersecu-rity governance and technical capabilities, including network perimeter protection, data security, and privacy compliance. Mr. Xue has driven the integration of security with business operations, and, by aligning security architecture with business scenarios, has developed a risk governance framework tailored to the Group’s business characteristics, enabling a balance between risk control and business growth.
Mr. Shen is experienced in corporate risk management, legal compliance and internal audit. Mr. Shen has served as our chief public affairs and risk officer since April 2025, and is in charge of corporate risk management framework, legal compliance matters, and government public relations strategy. Mr. Shen previously served as our chief risk officer and general counsel since October 2019. Prior to joining the Group, Mr. Shen served at Alibaba Group from February 2011 to October 2019 with his last position as a senior legal director. With respect to cybersecurity management, Mr. Shen currently leads the Group’s legal and internal audit departments to interpret and review cybersecurity-related laws, regulations and policies, and perform internal audits on the implementation of cybersecurity-related policies and procedures.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
The Group’s cybersecurity, legal and internal audit departments also perform different functions with respect to cybersecurity management. The legal department is responsible for interpreting cybersecurity-related laws and regulations and reviewing cybersecurity-related internal policies. The internal audit department is responsible for internal audits on the implementation of cybersecurity-related policies and procedures.
The internal audit department and the legal department jointly report to the Group’s Chief Public Affairs and Risk Officer. The cybersecurity department is responsible for formulating and implementing cybersecurity-related policies and procedures, and reports to the head of the Group’s platform business division and leaders of the Cybersecurity Safeguard Committee.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true